Label	Element	Value
USA Mutuals/WaveFront Hedged Emerging Markets Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	USA Mutuals/WaveFront Hedged Emerging Markets Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Fund is consistent long-term capital appreciation with significantly less volatility compared to traditional emerging markets indices.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on Class A shares if you or your family invest, or agree to invest in the future, at least $50,000 in the Fund’s Class A shares.  More information about these and other discounts is available from your financial professional and under “Shareholder Information—Sales Charge Reductions and Waivers” beginning on page 12 of this Prospectus and “Purchase and Redemption of Shares—Class A Sales Charge Waivers” beginning on page 31 of the Fund’s Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Oct. 01, 2016
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may generate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These transaction costs, and potentially higher taxes, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the period from June 1, 2013 to December 31, 2014, the annualized portfolio turnover rate for the Predecessor Partnership (defined below) was 218%.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	218.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	As the Fund is new, these expenses are based on estimated amounts for the Fund’s current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that you reinvest all distributions, and that the Fund’s operating expenses remain the same each year.  The limitation on total annual Fund operating expenses discussed in footnote (3) in the table above is reflected only through October 1, 2016.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Advisor has hired WaveFront Capital Management, L.P. (“WaveFront” or the “Sub-Advisor”) as the Fund’s sub-advisor.  The Sub-Advisor has discretion to purchase, manage and sell portfolio securities for the Fund’s investment portfolio, subject to the Fund’s investment objective, policies and limitations.

The Fund, a diversified investment company, employs a combination of equity, options and event-driven investment strategies designed to systematically capture the economic growth potential in emerging markets, while capitalizing on persistent market opportunities that offer repeatable and uncorrelated sources of return.  The Fund invests primarily in equity securities (i.e., common stocks and preferred stocks) of companies of any capitalization, which include foreign issuers (primarily issuers domiciled in emerging markets or less developed countries, but also issuers domiciled in developed markets) and U.S. issuers as well as those whose securities are traded in the U.S. as sponsored and unsponsored American Depositary Receipts (“ADRs”).  The Fund may use instruments to hedge up to 100% of its portfolio.  The hedging technique applied in the Fund’s investment process employs the selling of derivatives in the form of short-term call option contracts in an effort to collect cash premiums.  This hedge does not aim to entirely eliminate volatility, but rather aims to generate a monthly inflow of current income to the portfolio in order to lessen the overall volatility of the portfolio.

Under normal market conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of companies domiciled in emerging market countries or in stocks of companies whose principal business serves individuals located in emerging market countries.  Emerging market countries include newly industrialized countries or countries in the beginning stages of development, such as most countries in Africa, Asia, Latin America, the Middle East and Eastern Europe.  These also include countries in the Morgan Stanley Capital International (“MSCI”) Emerging Markets Index.

The Fund implements its strategy by using a monthly proprietary modeling process which employs relevant, quantitative factors to rank countries, weight sectors and select equity securities.  Country rankings are derived using fifteen factors within five categories: economic growth, demographic features, fiscal responsibility, domestic market, and relative valuations.  Sector weightings are the result of quantitative and economic measurements that rationally anticipate long term growth trends and development cycles of emerging market economies.  The equity selection process is driven by five factors that the Sub-Advisor believes have a relevant correlation to long-term capital appreciation.  Each quantitative factor score in the portfolio construction process is subject to a dynamic adjustment factor, or multiplier, which accounts for ‘real world’ risk factors in each country as well as current market conditions and trends on both the sector and equity level.  The resulting portfolio is risk-consciously positioned to harness anticipated long-term growth in emerging markets while incorporating real-time adjustments.

Additionally, the Fund will utilize equity options contracts to generate non-correlated portfolio income and reduce the portfolio’s overall volatility.  The Fund will also pursue index event-driven strategies to capture price movements caused by index events such as the addition or deletion of companies from the relevant major emerging market stock indexes. Upon an index event announcement, the Fund may buy or sell the specific securities scheduled for addition or deletion from the relevant index prior to the effective date.   The price of these securities can be subject to excessive movements on the effective date, as the large number of index tracking investment vehicles are forced to buy or sell each issue.  The Fund will attempt to capitalize on these predictable pricing events by accumulating positions that allow it to sell or buy into this demand.  The goal of this strategy is to capture additional outperformance versus the benchmark.  Use of these strategies may vary depending upon market and other conditions, and may be limited by regulatory and other constraints to which the Fund is subject. The Fund may also invest in other investment companies and exchange-traded funds (“ETFs”).

For cash management purposes, the Fund may hold up to 20% of its net assets in cash or similar short-term, high quality debt securities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The risks associated with an investment in the Fund can increase during times of significant market volatility.  Investments in the Fund are subject to the following principal risks:

●	you could lose all or portion of your investment in the Fund;

●	certain stocks selected for the Fund’s portfolio may decline in value more than the overall stock market;

●
investment strategies employed by the Sub-Advisor in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments;

●	as a new Fund, there can be no assurance that the Fund will grow or maintain an economically viable size;

●
political, social or economic instability in foreign developed and emerging markets may cause the value of the Fund’s investments in foreign securities to decline; in addition, emerging markets can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries and securities markets that trade a small number of issues;

●
investing in derivatives, specifically call and put options, for hedging purposes and to reduce Fund volatility, may subject the Fund to losses if the derivatives do not perform as expected and a small investment in a derivative could have a large potential impact on the performance of the Fund; in addition, options contracts are subject to the same risks as the investments in which the Fund invests directly, but also may involve risks different from, and possibly greater than, the risks associated with investing directly in the underlying investments; lastly, investments in options involve additional costs, may be more volatile than other investments and may involve a small initial investment relative to the risk assumed;

●
the Fund may seek to profit from the occurrence of specific index events and a delay in the timing of these events, or the failure of these events to occur at all, may have a significant negative effect on the Fund’s performance;

●	common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change;

●	preferred stocks are subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of an issuer may be limited;

●
large-capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in consumer tastes or innovative smaller competitors, and may not be able to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion;

●	investing in small- to mid-capitalization companies whose performance can be more volatile and who face greater risk of business failure could increase the volatility of the Fund’s portfolio;

●	the Fund may have difficulty selling small- to mid-capitalization securities during a down market due to lower liquidity;

●
sponsored ADRs have less regulatory oversight and less publicly-available information, less stable governments and economies, and non-uniform accounting, auditing and financial reporting standards while unsponsored ADRs held by the Fund are frequently under no obligation to distribute shareholder communications received from the underlying issuer, and there is even less information publicly-available about unsponsored ADRs than sponsored ADRs; unsponsored ADRs are also not obligated to pass through voting rights to the Fund;

●
an investment in ETFs or other mutual funds will bear additional expenses based on its pro rata share of the ETF’s or mutual fund’s operating expenses, including the potential duplication of management fees;

●
a high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains, which may subject you to a higher tax liability; and

●	there is no assurance the U.S. Government will provide financial support on securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities.

Risk Lose Money [Text]	rr_RiskLoseMoney	you could lose all or portion of your investment in the Fund;
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
Simultaneous with the commencement of the Fund’s investment operations on October 2, 2015, the WaveFront Emerging Markets Fund, L.P., a limited partnership managed by the Sub-Advisor (the “Predecessor Partnership”), converted into the Institutional Class shares of the Fund by contributing all of its assets to the Fund in exchange for Institutional Class shares of the Fund.  From its inception through October 2, 2015, the Predecessor Partnership maintained investment policies, objectives, guidelines, and restrictions that were, in all material respects, equivalent to those of the Fund, and at the time of the conversion, the Predecessor Partnership was managed by the same portfolio manager as the Fund and such portfolio manager managed the Predecessor Partnership since its inception in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund.  The Fund’s performance for periods before October 2, 2015 is that of the Predecessor Partnership and includes the expenses of the Predecessor Partnership.  The performance includes gains or losses plus income and the reinvestment of all dividends and interest.  All returns reflect the deduction of all actual fees and expenses, paid by the Predecessor Partnership, without provision for state or local taxes.  If the Predecessor Partnership’s performance was adjusted to reflect the projected first year expenses of the Fund, the performance for all periods would have been lower than that stated.

The performance returns of the Predecessor Partnership are unaudited and are calculated by the Sub-Advisor on a total return basis.  The Predecessor Partnership was not registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and was not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which, if applicable, may have adversely affected its performance.  On a going forward basis after October 2, 2015, the Fund’s performance will be calculated using the standard formula set forth in rules promulgated by the SEC, which differs in certain respects from the methods used to compute total return for the Predecessor Partnership.  Please refer to the Financial Statements section of the Fund’s SAI to review additional information regarding the Predecessor Partnership.

The following information provides some indication of the risks of investing in the Fund.  The bar chart shows the Predecessor Partnership’s annual returns from year to year.  The table shows how the Predecessor Partnership’s average annual returns for the one year and since inception periods compare with those of a broad measure of market performance.  The Predecessor Partnership’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.  Updated performance information will be available on the Fund’s website at www.usamutuals.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.usamutuals.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Predecessor Partnership’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Predecessor Partnership Calendar Year Total Returns as of December 31,*
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns shown are those of the Predecessor Partnership and do not reflect a sales load. If sales loads were reflected, returns would be less.
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock	* The Predecessor Partnership’s year-to-date total return as of June 30, 2015 was 6.05%.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the period of time shown in the bar chart, the highest return for a calendar quarter was 4.78% (quarter ended June 30, 2014) and the lowest return for a calendar quarter was -6.49% (quarter ended June 30, 2013).

Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The Fund’s performance for periods before October 2, 2015 is that of the Predecessor Partnership and includes the expenses of the Predecessor Partnership.
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.05%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2014
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.78%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.49%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are exempt from tax or hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are exempt from tax or hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.  The Predecessor Partnership was an unregistered partnership that did not qualify as a regulated investment company for federal income tax purposes and did not pay dividends and distributions.  As a result of the different tax treatment, the Fund is unable to show after-tax returns for periods prior to October 2, 2015.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2014)
USA Mutuals/WaveFront Hedged Emerging Markets Fund | MSCI Emerging Markets Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI Emerging Markets Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.19%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.87%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 01, 2013
USA Mutuals/WaveFront Hedged Emerging Markets Fund | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Front-End Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (Load) (as a percentage of the net asset value of the shares on the date of original purchase if redeemed within 12 months of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (Load) (as a percentage of the net asset value of the shares on the date of original purchase for purchases of $1,000,000 or more if redeemed within 18 months of purchase)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.31%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.56%
Less: Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.50%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 153
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 487
Annual Return 2013	rr_AnnualReturn2013	1.31%
Annual Return 2014	rr_AnnualReturn2014	4.44%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.44%	[3]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.63%	[3]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 01, 2013	[3]
USA Mutuals/WaveFront Hedged Emerging Markets Fund | Institutional Class Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01		[3]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception		[3]
USA Mutuals/WaveFront Hedged Emerging Markets Fund | Institutional Class Shares | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01		[3]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception		[3]
USA Mutuals/WaveFront Hedged Emerging Markets Fund | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Front-End Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (Load) (as a percentage of the net asset value of the shares on the date of original purchase if redeemed within 12 months of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (Load) (as a percentage of the net asset value of the shares on the date of original purchase for purchases of $1,000,000 or more if redeemed within 18 months of purchase)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.31%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.81%
Less: Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.75%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 178
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 564
USA Mutuals/WaveFront Hedged Emerging Markets Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Front-End Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Contingent Deferred Sales Charge (Load) (as a percentage of the net asset value of the shares on the date of original purchase if redeemed within 12 months of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (Load) (as a percentage of the net asset value of the shares on the date of original purchase for purchases of $1,000,000 or more if redeemed within 18 months of purchase)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[4]
Other Expenses	rr_OtherExpensesOverAssets	0.31%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.81%
Less: Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.75%	[2]
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares if you or your family invest, or agree to invest in the future, at least $50,000 in the Fund’s Class A shares.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	743
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 1,106
USA Mutuals/WaveFront Hedged Emerging Markets Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Front-End Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (Load) (as a percentage of the net asset value of the shares on the date of original purchase if redeemed within 12 months of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Contingent Deferred Sales Charge (Load) (as a percentage of the net asset value of the shares on the date of original purchase for purchases of $1,000,000 or more if redeemed within 18 months of purchase)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.31%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.56%
Less: Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	2.50%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 253
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 791

[1]	As the Fund is new, these expenses are based on estimated amounts for the Fund's current fiscal year.
[2]	USA Mutuals Advisors, Inc. (the "Advisor"), the Fund's investment advisor, has contractually agreed to limit the Fund's total annual fund operating expenses (exclusive of taxes, interest and dividends on short positions, brokerage, acquired fund fees and expenses and extraordinary expenses (collectively, "Excluded Expenses")) to 1.50% for Institutional Class shares, 1.75% for Investor Class shares, 1.75% for Class A shares and 2.50% for Class C shares of average net assets of the Fund through October 1, 2016, with such renewal terms of one year, each measured from the date of renewal, as may be approved by the Board of Trustees, unless either the Board of Trustees or the Advisor terminates the agreement prior to such renewal. To the extent the Fund incurs Excluded Expenses, Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement may be greater than 1.50% for Institutional Class shares, 1.75% for Investor Class shares, 1.75% for Class A shares and 2.50% for Class C shares. The current term of the agreement may only be terminated by the Board of Trustees. The Advisor shall be reimbursed for management fee reductions and/or expense payments made in the prior three fiscal years, subject to the limitations on Fund expenses in effect at the time of the waiver.
[3]	The returns shown are those of the Predecessor Partnership and do not reflect a sales load. If sales loads were reflected, returns would be less.
[4]	The Fund has adopted a distribution plan pursuant to Rule 12b-1 (the "Rule 12b-1 Plan") under the Investment Company Act of 1940, as amended (the "1940 Act"). Under the Rule 12b-1 Plan, the Fund may pay an annual Rule 12b-1 distribution fee of up to 0.50% for Class A shares. For the 12-month period covered by this Prospectus, the Fund's Board of Trustees (the "Board of Trustees") has authorized a Rule 12b-1 distribution fee of only 0.25% for Class A shares.